[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388
MORGAN STANLEY ASIA-PACIFIC FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/30/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

Third Quarter Report
September 30, 2005 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
COMMON STOCKS (97.2%)
(Unless Otherwise Noted)
Australia (9.3%)
Beverages
Foster’s Group Ltd.		477,250	$2,122
Lion Nathan Ltd.		178,700	1,144
McGuigan Simeon Wines Ltd.		108,900	341
			3,607
Biotechnology
CSL Ltd.		93,200	2,730
Commercial Banks
Australia & New Zealand Banking Group Ltd.		266,009	4,869
National Australia Bank Ltd.		144,100	3,632
Westpac Banking Corp.		31,500	507
			9,008
Commercial Services & Supplies
Brambles Industries Ltd.		394,700	2,667
Downer EDI Ltd.		212,950	981
			3,648
Construction & Engineering
Leighton Holdings Ltd.		123,550	1,343
Food & Staples Retailing
Metcash Ltd.		412,400	1,321
Hotels, Restaurants & Leisure
Tattersall’s Ltd.	(a)	318,800	793
UNiTAB Ltd.		108,650	1,085
			1,878
Insurance
AMP Ltd.		589,750	3,347
Insurance Australia Group Ltd.		209,500	872
QBE Insurance Group Ltd.		107,900	1,537
			5,756
Metals & Mining
BHP Billiton Ltd.		458,377	7,779
Newcrest Mining Ltd.		36,750	588
Rio Tinto Ltd.		99,350	4,481
Zinifex Ltd.	(a)	416,800	1,450
			14,298
Paper & Forest Products
Great Southern Plantations Ltd.		235,400	508
Gunns Ltd.		656,900	1,653
			2,161
Real Estate
Mirvac Group		286,400	883
Westfield Group		180,850	2,317
			3,200
Textiles, Apparel & Luxury Goods
Billabong International Ltd.		311,500	3,100
Transportation Infrastructure
Macquarie Airports		411,600	1,030
Macquarie Infrastructure Group		180,600	552
			1,582
			53,632
China (2.1%)
Airlines
Air China Ltd., ‘H’	(a)	2,155,000	667
Communications Equipment
China Techfaith Wireless Communication Technology Ltd. ADR	(a)	42,900	405
Foxconn International Holdings Ltd.	(a)	445,000	482
			887
Electric Utilities
Huadian Power International Co.		2,274,000	630
Electronic Equipment & Instruments
Kingboard Chemical Holdings Ltd.		558,000	1,392
Food & Staples Retailing
Lianhua Supermarket Holdings Co., Ltd., ‘H’		686,000	796

Health Care Equipment & Supplies
Moulin Global Eyecare Holdings Ltd.	(b)	1,616,000	—	@
Household Durables
Grande Holdings Ltd.		735,000	597
Insurance
China Life Insurance Co., Ltd., ‘H’	(a)	764,000	591
Ping An Insurance Group Co. of China Ltd., ‘H’		350,000	611
			1,202
Metals & Mining
Asia Aluminum Holdings Ltd.		7,298,000	753
Textiles, Apparel & Luxury Goods
Fountain Set Holdings Ltd.		1,258,000	612
			7,536
Hong Kong (6.4%)
Commercial Banks
BOC Hong Kong Holdings Ltd.		524,000	1,051
Dah Sing Financial Holdings Ltd.		53,600	359
			1,410
Food Products (0.1)
Global Bio-Chem Technology Group Co., Ltd.		1,564,000	716
Hotels, Restaurants & Leisure
China Travel International Investment Hong Kong Ltd.		2,650,000	717
Household Durables
Techtronic Industries Co.		1,159,000	2,966
Industrial Conglomerates
Hutchison Whampoa Ltd.		309,000	3,197
Real Estate
Cheung Kong Holdings Ltd.		287,000	3,241
Great Eagle Holdings Ltd.		770,000	2,055
Henderson Land Development Co., Ltd.		566,000	2,827
Hysan Development Co., Ltd.		685,000	1,713
New World Development Ltd.		3,611,800	4,749
Swire Pacific Ltd., ‘A’		211,000	1,944
			16,529
Specialty Retail
Esprit Holdings Ltd.		1,753,500	13,110
Textiles, Apparel & Luxury Goods
Victory City International Holdings Ltd.		3,178,000	860
Wireless Telecommunication Services
China Mobile Hong Kong Ltd.		370,000	1,812
			41,317
India (2.7%)
Automobiles
Hero Honda Motors Ltd.		92,630	1,564
Commercial Banks
State Bank of India Ltd.	(b)	138,735	3,347
Union Bank of India Ltd.		979,000	3,000
			6,347
Electrical Equipment
Bharat Heavy Electricals Ltd.		165,937	4,621
Textiles, Apparel & Luxury Goods
Raymond Ltd.		307,200	2,730
			15,262
Indonesia (1.4%)
Commercial Banks
Bank Central Asia Tbk PT		4,475,000	1,499
Bank Internasional Indonesia Tbk PT		92,490,500	1,437
Bank Rakyat Indonesia PT		6,594,000	1,728
			4,664
Multiline Retail
Mitra Adiperkasa Tbk PT		5,554,800	593
Ramayana Lestari Sentosa Tbk PT		9,079,500	688
			1,281
Oil & Gas
Bumi Resources Tbk PT		16,212,000	1,416
Real Estate
Kawasan Industries Jababeka Tbk PT	(a)	63,752,000	619
Tobacco
Gudang Garam Tbk PT		319,500	338
			8,318

Japan (54.0%)
Automobiles
Nissan Motor Co., Ltd.		880,000	10,048
Suzuki Motor Corp.		311,100	5,756
Toyota Motor Corp.		239,000	10,949
Yamaha Motor Co., Ltd.		245,000	5,062
			31,815
Building Products
Daikin Industries Ltd.		227,200	6,085
Nippon Sheet Glass Co., Ltd.		350,000	1,576
Sanwa Shutter Corp.		450,000	2,704
			10,365
Chemicals
Daicel Chemical Industries Ltd.		734,000	4,753
Denki Kagaku Kogyo KK		1,113,000	4,011
Kaneka Corp.		534,000	6,968
Lintec Corp.		189,700	2,808
Mitsubishi Chemical Corp.		1,380,000	4,571
Nifco, Inc.		184,000	3,117
Shin-Etsu Polymer Co., Ltd.		340,000	3,280
Teijin Ltd.		840,000	4,899
Toyo Ink Manufacturing Co., Ltd.		365,000	1,617
			36,024
Commercial Services & Supplies
Dai Nippon Printing Co., Ltd.		310,000	4,998
Nissha Printing Co., Ltd.		67,000	1,364
			6,362
Computers & Peripherals
Fujitsu Ltd.		1,200,000	7,908
Mitsumi Electric Co., Ltd.		259,200	2,631
NEC Corp.		1,250,000	6,773
Toshiba Corp.		1,700,000	7,488
			24,800
Construction & Engineering
Kyudenko Corp.		244,000	1,720
Maeda Road Construction Co., Ltd.		160,000	1,204
Obayashi Corp.		707,000	4,883
Sanki Engineering Co., Ltd.		93,000	873
			8,680
Consumer Finance
Hitachi Capital Corp.		227,900	4,789
Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.		977	4,803
Electric Utilities
Tokyo Electric Power Co., Inc.		147,800	3,737
Electrical Equipment
Furukawa Electric Co., Ltd.	(a)	970,000	4,914
Electronic Equipment & Instruments
Hitachi Ltd.		1,090,000	6,905
Kyocera Corp.		83,000	5,777
Ryosan Co., Ltd.		120,100	3,132
TDK Corp.		78,000	5,559
			21,373
Food & Staples Retailing
FamilyMart Co., Ltd.		164,000	4,927
Food Products
House Foods Corp.		138,400	2,108
Nippon Meat Packers, Inc.		280,000	3,029
			5,137
Household Durables
Casio Computer Co., Ltd.		368,600	5,355
Matsushita Electric Industrial Co., Ltd.		553,000	9,369
Rinnai Corp.		87,700	2,016
Sekisui Chemical Co., Ltd.		690,000	4,918
Sekisui House Ltd.		411,000	5,037
Sony Corp.		141,100	4,637
			31,332
Leisure Equipment & Products
Fuji Photo Film Co., Ltd.		200,000	6,590
Yamaha Corp.		291,800	5,052
			11,642

Machinery
Amada Co., Ltd.		500,000	3,987
Daifuku Co., Ltd.		300,000	4,070
Fuji Machine Manufacturing Co., Ltd.		147,100	1,761
Fujitec Co., Ltd.		207,000	1,158
Kurita Water Industries Ltd.		252,700	4,586
Minebea Co., Ltd.		690,000	2,845
Mitsubishi Heavy Industries Ltd.		1,900,000	6,729
Tsubakimoto Chain Co.		600,000	3,389
			28,525
Media
Toho Co., Ltd.		87,600	1,389
Office Electronics
Canon, Inc.		183,000	9,883
Ricoh Co., Ltd.		450,000	7,029
			16,912
Pharmaceuticals
Astellas Pharmaceutical, Inc.		174,900	6,580
Daiichi Sankyo Co., Ltd.	(a)	259,000	5,305
Ono Pharmaceutical Co., Ltd.		111,300	5,187
			17,072
Real Estate
Mitsubishi Estate Co., Ltd.		286,000	3,926
Road & Rail
East Japan Railway Co.		866	4,944
Semiconductors & Semiconductor Equipment
Rohm Co., Ltd.		41,800	3,627
Software
Nintendo Co., Ltd.		65,000	7,582
Textiles, Apparel & Luxury Goods
Nisshinbo Industries, Inc.		310,000	2,687
Trading Companies & Distributors
Hitachi High-Technologies Corp.		88,000	1,566
Mitsubishi Corp.		460,000	9,078
Nagase & Co., Ltd.		212,000	2,479
			13,123
Transportation Infrastructure
Mitsubishi Logistics Corp.		35,000	413
			310,900
Malaysia (0.9%)
Construction & Engineering
Gamuda Bhd		1,602,000	1,904
Road Builder (Malaysia) Holdings Bhd		452,500	237
			2,141
Electric Utilities
Tenaga Nasional Bhd		468,000	1,341
Food Products
IOI Corp. Bhd		339,000	1,070
Real Estate
Bandar Raya Developments Bhd		1,238,200	394
MK Land Holdings Bhd		1,515,000	360
			754
			5,306
Singapore (2.9%)
Airlines
Singapore Airlines Ltd.		367,000	2,516
Commercial Banks
Oversea-Chinese Banking Corp.		1,178,400	4,353
Computers & Peripherals
Unisteel Technology Ltd.		1,401,000	1,507
Electronic Equipment & Instruments
Venture Corp., Ltd.		171,000	1,465
Hotels, Restaurants & Leisure
City Developments Ltd.		380,000	2,088
Machinery
Hyflux Ltd.		955,500	1,773
Real Estate
CapitaLand Ltd.		1,464,000	2,717
			16,419
South Korea (6.7%)
Auto Components
Hankook Tire Co., Ltd.		119,620	1,582
Hyundai Mobis		43,130	3,542
Kumho Tire Co., Inc. GDR	(a)	59,890	518
			5,642

Automobiles
Hyundai Motor Co.	24,890	1,944
Hyundai Motor Co. (Preference)	14,630	774
		2,718
Commercial Banks
Pusan Bank	151,090	1,643
Shinhan Financial Group Co., Ltd.	21,070	733
		2,376
Construction & Engineering
Doosan Heavy Industries & Construction Co., Ltd.	139,620	2,636
GS Engineering & Construction Corp.	26,260	1,047
		3,683
Electronic Equipment & Instruments
Samsung SDI Co., Ltd.	16,070	1,671
Food Products
Orion Corp.	12,742	2,259
Insurance
Samsung Fire & Marine Insurance Co., Ltd.	12,360	1,279
Machinery
Doosan Infracore Co., Ltd.	72,700	822
Hyundai Heavy Industries Co., Ltd.	18,420	1,370
STX Shipbuilding Co., Ltd.	26,277	516
		2,708
Oil & Gas
S-Oil Corp.	12,020	985
SK Corp.	23,790	1,379
		2,364
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	12,917	7,279
Samsung Electronics Co., Ltd. (Preference)	9,079	3,950
		11,229
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.	74,630	1,602
Tobacco
KT&G Corp.	26,530	1,149
		38,680
Taiwan (6.8%)
Auto Components
Cheng Shin Rubber Industry Co., Ltd.	638,578	520
Commercial Banks
Chinatrust Financial Holding Co., Ltd.	3,187,684	2,747
Mega Financial Holding Co., Ltd.	1,746,000	1,105
Taishin Financial Holdings Co., Ltd.	2,304,152	1,351
		5,203
Computers & Peripherals
Catcher Technology Co., Ltd.	107,189	777
Compal Electronics, Inc.	1,470,000	1,451
Infortrend Technology, Inc.	929,998	1,628
		3,856
Construction & Engineering
CTCI Corp.	1,423,687	665
Diversified Financial Services
Fubon Financial Holding Co., Ltd. GDR	49,118	440
Polaris Securities Co., Ltd.	1,551,698	603
		1,043
Electrical Equipment
Phoenixtec Power Co., Ltd.	981,885	962
Electronic Equipment & Instruments
AU Optronics Corp. ADR	71,700	929
AU Optronics Corp.	1,220,440	1,581
Delta Electronics, Inc.	693,371	1,185
Delta Electronics, Inc. GDR	122,539	1,047
Hon Hai Precision Industry Co., Ltd.	547,130	2,547
Radiant Opto-Electronics Corp.	416,088	1,038
		8,327
Household Durables
Tsann Kuen Enterprise Co., Ltd.	681,836	1,091
Insurance
Cathay Financial Holding Co., Ltd.	929,000	1,733
Shin Kong Financial Holding Co., Ltd.	3,421,647	2,887
		4,620

Leisure Equipment & Products
Asia Optical Co., Inc.		350,033	2,236
Largan Precision Co., Ltd.		251,946	2,255
			4,491
Metals & Mining
China Steel Corp.		949,000	846
Semiconductors & Semiconductor Equipment
MediaTek, Inc.		388,067	3,660
United Microelectronics Corp.		2,436,000	1,564
			5,224
Software
Cyberlink Corp.		406,843	1,075
Springsoft, Inc.		560,867	943
			2,018
			38,866
Thailand (4.0%)
Airlines
Thai Airways International PCL (Foreign)	(b)	875,700	795
Commercial Banks
Bangkok Bank PCL (Foreign)		1,330,500	3,695
Kasikornbank PCL (Foreign)		2,264,700	3,697
Siam City Bank PCL (Foreign)		934,200	609
Siam Commercial Bank PCL (Foreign)	(b)	775,100	972
			8,973
Construction & Engineering
CH. Karnchang PCL (Foreign)	(b)	2,803,900	888
Italian-Thai Development PCL (Foreign)	(b)	3,504,000	837
Sino Thai Engineering & Construction PCL (Foreign)	(a)(b)	2,795,700	858
			2,583
Diversified Telecommunication Services
True Corp PCL (Foreign)	(a)(b)	6,399,700	1,224
Household Durables
Asian Property Development PCL (Foreign)	(b)	9,160,300	808
Land & Houses PCL (Foreign)		4,534,400	1,000
			1,808
Oil & Gas
Banpu PCL (Foreign)		182,900	717
PTT PCL (Foreign)	(b)	348,700	2,073
Thai Oil PCL (Foreign)	(b)	392,300	717
			3,507
Wireless Telecommunication Services
Advanced Info Service PCL (Foreign)	(b)	830,600	2,186
Total Access Communication PCL	(a)	647,000	2,083
			4,269
			23,159
TOTAL COMMON STOCKS
(Cost $450,630)			559,395
INVESTMENT COMPANY (1.0%)
India (1.0%)
Morgan Stanley Growth Fund
(Cost $1,679)	(a)(c)	9,115,401	5,701

		No. of
		Warrants
WARRANTS (0.0%)
Thailand (0.0%)
Construction & Engineering
Sino Thai Engineering & Construction PCL, expiring 4/18/08
(Cost $36)	(a)(b)	465,950	62

		Face
		Amount	Value
		(000)	(000)
SHORT-TERM INVESTMENT (1.4%)
United States (1.4%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 3.70%,
dated 9/30/05, due 10/3/05
repurchase price $8,136 (Cost $8,133)	(d)	$8,133	8,133
TOTAL INVESTMENTS+ (99.6%) (Cost $460,478)			573,291
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)			2,143
NET ASSETS (100%)			$575,434

(a)	Non-income producing security.
(b)	Security was valued at fair value — At September 30, 2005, the Fund held $14,767,000 of fair valued securities, representing 2.6% of net assets.

(c)

Investment in Security of Affiliated Issuer — The Morgan Stanley Growth Fund, acquired at a cost of $1,679,218 is advised by an affiliated of the Adviser. During the period ended September 30, 2005, there were no purchases or sales of this security.

The Fund did not derive any income from this security during the period ended September 30, 2005.
(d)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $460,478,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $112,813,000 of which $144,748,000 related to appreciated securities and $31,935,000 related to depreciated securities.

@—	Amount is less than $500
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
							Appreciation
Currency to Deliver		Value	Settlement	In Exchange For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AUD	32	$24	10/5/05	USD	24	$24	$—	@
HKD	1,397	180	10/3/05	USD	180	180	—	@
JPY	2,562	23	10/3/05	USD	23	23	—	@
USD	29	29	10/4/05	AUD	38	29	—	@
		$265				$256	$—	@

AUD	- Australian Dollar
HKD	- Hong Kong Dollar
JPY	- Japanese Yen
USD	- U.S. Dollar
@	- Amount is less than $500.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Asia-Pacific Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2005